KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants' Report on Applying Agreed-Upon Procedures

Automotive Rentals, Inc. (the “Company”)
J.P. Morgan Securities LLC.
(together, the “Specified Parties”)

Re: ARI Fleet Lease Trust 2021-A – Lease Data File and Disposition Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in (i) an electronic data file entitled “6. Data Tape 03.31.21.xlsx” (the “Lease Data File”) provided by the Company on April 14, 2021, containing certain information on 28,913 automobile lease contracts (the “Leases”) as of March 31, 2021 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering of ARI Fleet Lease Trust 2021-A; and, (ii) an electronic data file entitled “Dispositions - 2020.xlsx” provided by the Company on April 7, 2021, containing certain information related to dispositions of Leases by the Company during calendar year 2020 (the “Disposition Data File”). The Company is responsible for the specified attributes identified by the Company in the Lease Data File and Disposition Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts, number of months, and percentages were within $1.00, 0.1 months and 0.01%, respectively.

•	The term “Source Documents” means the following information sources provided by the Company:

-	Motor Vehicle Lease Agreement
-	Certificate of Insurance Coverage
-	Certificate of Liability Insurance
-	Company’s asset system
-	Company’s GDT internal accounting system of record

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Motor Vehicle Lease Agreement by the lessee.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Title Documents” means a Certificate of Title, Apportioned Registration, Lien Statement, Application for Title or Lien Statement, Lease and Title Instructions, or information in the Vehicle Information Inquiry System provided by the Company.

•	The term “Rate History Schedule” means an electronic data file provided by the Company on April 15, 2021, containing certain index rate history information.

•
The term “Titling Trust Owners Schedule” means an electronic data file provided by the Company on April 28, 2021, containing titling company names and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” This schedule is attached hereto as Exhibit D.

•
The term “Additional Insured Schedule” mean an electronic data file provided by the Company on April 28, 2021, containing insured entities and abbreviations that are acceptable variations of “Automotive Rentals, Inc.” This schedule is attached hereto as Exhibit C.

•	The term “Provided Information” means the Source Documents, Title Documents, Rate History Schedule, Titling Trust Owners Schedule, and Additional Insured Schedule.

We were instructed by the Company to perform the following agreed-upon procedures on the Leases in the Lease Data File and Disposition Data File:

I.	The Lease Data File

A.
We randomly selected a sample of 150 Leases (each a “Sample Lease”) from the Lease Data File. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Leases that we were instructed to randomly select from the Lease Data File. A listing of the Sample Leases is attached hereto as Exhibit A.

B.
For each Sample Lease, we compared or recomputed the attributes listed below in the Lease Data File to the corresponding information appearing on or using the Provided Information. The Specified Parties indicated that the absence of any of the specified Provided Information or the inability to agree the indicated information from the Lease Data File to the Provided Information, utilizing the instructions provided by the Company listed below, for each of the specified attributes, constituted an exception. The Provided Information is listed in the order of priority until such attribute was agreed.

Attribute	Provided Information/ Company’s Instructions
VEHICLE NO	Motor Vehicle Lease Agreement, Company’s asset system
LESSEE CODE	Motor Vehicle Lease Agreement, Company’s asset system
END BALANCE	Company’s asset system
TERM	Motor Vehicle Lease Agreement
DELIV DATE	Motor Vehicle Lease Agreement
STATE	Title Documents
CAP COST	Motor Vehicle Lease Agreement
MTHLY AMORT
Company’s asset system, Motor Vehicle Lease Agreement
For Sample Leases #3 and #30, which were billed for multiple months, recompute the MTHLY AMORT as the monthly payment amount divided by the number of months billed

Attribute	Provided Information/ Company’s Instructions
BILLED RATE
Motor Vehicle Lease Agreement, Company’s asset system, Rate History Schedule.
For floating rate assets, for which the Motor Vehicle Lease Agreement “Int-Type” field is “Float” or for which the Company’s asset system “Lease Type” field is “Plateau,” add the applicable index rate from the Rate History Schedule to the “Mark Up” value in the Company’s asset system.

MAKE	Motor Vehicle Lease Agreement. If the MAKE in the Lease Data File contained more than 10 characters, only compare the first 10 characters to the Motor Vehicle Lease Agreement.
MODEL	Motor Vehicle Lease Agreement, Company’s asset system
ADMIN AMT	Motor Vehicle Lease Agreement, Company’s asset system
OPEN/CLOSE	Motor Vehicle Lease Agreement

There were no conclusions that resulted from the procedures.

C.	We performed the following additional procedures for each Sample Lease:

•	We compared the name of the owner stated on the Title Documents to the corresponding information in the Titling Trust Owners Schedule or the Company’s asset system.

•	We observed that an internal approval date was populated in the “Last Review” field in the Company’s asset system. We make no representation regarding the validity of such approval.

•	We observed that the Motor Vehicle Lease Agreement was signed. We make no representation regarding the validity of the signature.

•
We observed the existence of a Certificate of Insurance Coverage or a Certificate of Liability Insurance and identified one of the names on the Additional Insured Schedule as an Additional Insured party or the Certificate Holder.

II.	The Disposition Data File

A.
We randomly selected a sample of 40 dispositions (each a “Sample Disposition”) from the Disposition Data File. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of dispositions that we were instructed to randomly select from the Disposition Data File. A listing of the Sample Dispositions is attached hereto as Exhibit B.

B.
For each Sample Disposition, we compared or recomputed the attributes listed below in the Disposition Data File to the corresponding information appearing on or using the Provided Information. The Specified Parties indicated that the absence of any of the specified Provided Information or the inability to agree the indicated information from the Disposition Data File to the Provided Information, utilizing the instructions provided by the Company listed below, for each of the specified attributes, constituted an exception. The Provided Information is listed in the order of priority until such attribute was agreed.

Attribute	Provided Information/ Company’s Instructions
ORIGINATION DATE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
CLIENT NAME	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
MAKE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
MODEL (excluding trim or engine type)	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
CAP COST	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
BOOK VALUE AT SALE	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
YEAR	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
SALE PROCEEDS	Motor Vehicle Lease Agreement, Company’s GDT internal accounting system of record
GAIN-LOSS AMOUNT	Recompute as the difference between BOOK VALUE AT SALE and SALE PROCEEDS

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Lease Data File and Disposition Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Lease Data File, Disposition Data File, Provided Information, and instructions provided by the Company without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information in the Lease Data File, Disposition Data File or Provided Information, or instructions provided by the Company, (ii) the physical existence of the Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Lease being securitized, (iii) the compliance of the originator of the Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
May 6, 2021

Exhibit A
The Sample Leases

Sample Lease Number	ICN No	Sample Lease Number	ICN No	Sample Lease Number	ICN No
1	18283933	51	20206128	101	20173695
2	18395739	52	20224644	102	19063502
3	21016852	53	20149442	103	17330864
4	18284507	54	18044609	104	19201366
5	20039531	55	18114942	105	18421133
6	19348595	56	18086170	106	18355698
7	14056541	57	20041292	107	20004342
8	20249300	58	19256892	108	19107542
9	19077469	59	19286549	109	17321782
10	19244688	60	20293834	110	20048455
11	18333658	61	19135217	111	18288821
12	18327616	62	18109507	112	20215259
13	19259679	63	18295404	113	18356893
14	18320263	64	18177845	114	20048630
15	17136465	65	15174840	115	20104508
16	17345168	66	20263042	116	15190054
17	19278796	67	19203361	117	20021192
18	18284761	68	18007003	118	18284039
19	18202436	69	21058392	119	19173887
20	20006134	70	18335407	120	20205131
21	14189478	71	19347824	121	16508078
22	18238837	72	19345713	122	15271934
23	17079127	73	16271185	123	19197167
24	19049039	74	20014459	124	20006060
25	18369540	75	19279517	125	16204833
26	20173957	76	19234681	126	17135305
27	13558248	77	20115362	127	18046789
28	19148755	78	19019402	128	17195721
29	20098842	79	20037410	129	19169576
30	20003254	80	20051078	130	19240395
31	16312687	81	18186463	131	20065926
32	20173753	82	18421392	132	20135267
33	18366564	83	20050161	133	19063476
34	19043336	84	20053866	134	20179705
35	18210115	85	16337119	135	18290957
36	20006068	86	19267138	136	19289375
37	19287395	87	19300378	137	20113989
38	19162546	88	20002468	138	18332236
39	15255298	89	14382680	139	16074949
40	19174578	90	20173745	140	19267392
41	19175625	91	20104494	141	18286957
42	19101313	92	18180898	142	21058381
43	20069032	93	20109177	143	19196926
44	16100625	94	18197671	144	20003878
45	19303109	95	20082660	145	18050992
46	18364402	96	18147531	146	15053561
47	20100153	97	19241301	147	18333742
48	20080721	98	19228439	148	19043478
49	18337225	99	18284742	149	20115322
50	20057287	100	20041141	150	18278870

Exhibit B
The Sample Dispositions

Sample Disposition Number	Vehicle ID
1	8426584
2	7677206
3	7875109
4	9010072
5	6663729
6	10237857
7	8773732
8	9214675
9	8660121
10	10102976
11	9172594
12	10131634
13	7744384
14	9850142
15	10244705
16	4967515
17	6996689
18	10244577
19	10421719
20	8063705
21	6514587
22	10598255
23	10402173
24	8498915
25	9625531
26	5324786
27	8789108
28	10286700
29	3376036
30	9922515
31	9876916
32	9259403
33	7839446
34	10635538
35	8459201
36	10486177
37	7482739
38	8000539
39	6532185
40	9904427

Exhibit C
Additional Insured Schedule

Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rental, Inc. & ARI Fleet LT
Automotive Rental, Inc
Automotive Rentals, Inc
ARI FLEET LT
Automotive Rentals, Inc.
Automotive Rental, Inc.
Automotive Resources International
Automotive Resource International
Automotive Resources, Inc.
Automotive Resource, Inc.
ARI
ARI & Enterprise Rent-a-Car
Automotive Resources International, Automotive Rentals, Inc. & ARI Fleet LT
ARI, ARI Fleet LT & Automotive Rental Inc
ARI Fleet LT and Automotive Rentals Inc
Automotive Rental Inc and ARI Fleet LT
AUTOMOTIVE RENTALS,INC. AND ARI FLEET LT
Automotive Rentals, Inc & ARI Fleet, LT
Automotive Rentals Inc & ARI Fleet LT.
ARI, Automotive Rentals Inc and ARI Fleet LT
ARI Fleet LT Automotive Rentals Inc
Automotive Rentals Inc. And ARI Fleet LT
Automotive Rentals, Inc and ARI Fleet LT
Automotive Rentals, Inc. and ARI Fleet LT
ARI & ARI Fleet LT
ARI Fleet LT & Automotive Rentals, Inc
ARI Fleet LT and Automotive Rentals Inc.
ARI Fleet LT and Automotive Rentals, Inc
ARI Fleet LT Automotice Rentals, Inc
ARI FLEET LT AUTOMOTIVE RENTALS INC.
ARI, Automotive Rentals Inc. and ARI Fleet LT
Auto motive Rental, Inc. AND Ari Fleet LT
Automotive Rentals Inc & ARI Fleet LT
Automotive Rentals Inc.
Automotive Rentals Inc. ARI Fleet LT
Automotive Rentals, Inc & ARI Fleet LT.
Automotive Rentals, Inc. AND ARI Fleet LT.
Automotive Rentals, Inc. ARI Fleet LT
Automotive Rentals, Inc., and ARI Fleet LT
Automotive Resources International (ARI) and ARI Fleet LT
Automotive Resources International and ARI Fleet LT
ARI FLEET INC
ARI FLEET
Automotive Rental Inc. and ARI Fleet LT
Automotive Rental, Inc. AND Ari Fleet LT

Exhibit C
Additional Insured Schedule (continued)

ARI & ARI FLEET, LT
Automotive Rentals Inc and ARI Fleet LT
ARI (Automotive Rentals, Inc.) and ARI Fleet LT
ARI,ARI Fleet LT & Automotive RentaL, iNC
Automobile Rentals, Inc. AND ARI Fleet LT
Automotive Rentals Inc. & ARI Fleet LT
AUTOMOTIVE RENTALS INC. & ARI FLEET LT
ARI, Automotive Rentals Inc., ARI and ARI Fleet LT
ARI, Automotive Rentals Inc. ARI Fleet LT
ARI Fleet LT and Automotive Rentals, Inc.
Automotive Rentals, Inc. & ARI Fleet LET
Automotive Rentals, Inc.;ARI Fleet LT
ARI FLEET ADMINISTRATION
ARI, Automotive Rentals, Inc. & ARI Fleet LT
Automotive Rentals, Inc ARI Fleet LT
ARI, Automotive Rentals, Inc. and ARI Fleet LT
ARI, Automotive Rentals Inc., and ARI Fleet LT
Automotive Rentals, Inc., ARI Fleet LT
ARI, AUTOMOTIVE RENTALS INC & ARI FLEET LT
ARI, AUTOMOTIVE RENTALS, INC.,ARI FLEET LT

Exhibit D
Titling Trust Owners Schedule

ARI FLEET LT
ARI FLEET LT LTD
ARI FLEET LT LSR
ARI FLEET LT INC
ARI FLEET LT, A BUSINESS TRUST
ARI FLEET (BUSINESS TRUST)
ARI TRUST
ARI FLEET LT A BUISNESS TRUST
ARI FLEET LT A BUSINESS TRUST
ARI FLEET LT A BUSINESS TRUSTLSR
ARI FLEET LT LESSOR COG OPERATING LLC LESSEE
ARI FLEET LT-LESSOR
LSR ARI FLEET LT
ARI FLEET LT LESSOR
ARI FLEET LT-LSR
ARI FLEET LT INC LSR